Related Party Transactions (Schedule of Related Party Transactions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Net sales	$ 6,193	$ 7,068
Accounts receivable	5,680	2,651
Accounts payable	537	3,699
Loans receivable	$ 0	$ 1,674